Document And Entity Information	Jan. 12, 2026
Document Information Line Items
Entity Central Index Key	0002082119
Document Type	S-1
Entity Registrant Name	KRAKacquisition Corp
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false